Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000050684 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[1]
C000050684 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000050684 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000050684 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000050684 [Member] | iShares MSCI EAFE Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000050684 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000050684 [Member] | BlackRock Unconstrained Equity Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000050684 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[1]
C000050684 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[1]
C000050684 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
C000050684 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050684 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000050684 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000050685 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[2]
C000050685 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000050685 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
C000050685 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
C000050685 [Member] | iShares MSCI EAFE Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[2]
C000050685 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[2]
C000050685 [Member] | BlackRock Unconstrained Equity Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000050685 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[2]
C000050685 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[2]
C000050685 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
C000050685 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050685 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000050685 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000050686 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[3]
C000050686 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[3]
C000050686 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
C000050686 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
C000050686 [Member] | iShares MSCI EAFE Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
C000050686 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
C000050686 [Member] | BlackRock Unconstrained Equity Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000050686 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[3]
C000050686 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[3]
C000050686 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
C000050686 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050686 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000050686 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000166010 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[4]
C000166010 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[4]
C000166010 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000166010 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000166010 [Member] | iShares MSCI EAFE Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[4]
C000166010 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000166010 [Member] | BlackRock Unconstrained Equity Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[4]
C000166010 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[4]
C000166010 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[4]
C000166010 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[4]
C000166010 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000166010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000166010 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000050687 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[5]
C000050687 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[5]
C000050687 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000050687 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000050687 [Member] | iShares MSCI EAFE Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[5]
C000050687 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[5]
C000050687 [Member] | BlackRock Unconstrained Equity Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000050687 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[5]
C000050687 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[5]
C000050687 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[5]
C000050687 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050687 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000050687 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000050742 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[6]
C000050742 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[6]
C000050742 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[6]
C000050742 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[6]
C000050742 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[6]
C000050742 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000050742 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[6]
C000050742 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[6]
C000050742 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[6]
C000050742 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[6]
C000050742 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000050742 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050742 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
C000050743 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[7]
C000050743 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[7]
C000050743 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[7]
C000050743 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[7]
C000050743 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[7]
C000050743 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000050743 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[7]
C000050743 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[7]
C000050743 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[7]
C000050743 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[7]
C000050743 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000050743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050743 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
C000050744 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[8]
C000050744 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[8]
C000050744 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8]
C000050744 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[8]
C000050744 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[8]
C000050744 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[8]
C000050744 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[8]
C000050744 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[8]
C000050744 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[8]
C000050744 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[8]
C000050744 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000050744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050744 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
C000166011 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[9]
C000166011 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[9]
C000166011 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[9]
C000166011 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[9]
C000166011 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[9]
C000166011 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[9]
C000166011 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[9]
C000166011 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[9]
C000166011 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[9]
C000166011 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[9]
C000166011 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000166011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000166011 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
C000050745 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[10]
C000050745 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[10]
C000050745 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[10]
C000050745 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[10]
C000050745 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[10]
C000050745 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[10]
C000050745 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[10]
C000050745 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[10]
C000050745 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[10]
C000050745 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[10]
C000050745 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000050745 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000050745 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
C000050785 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[11]
C000050785 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[11]
C000050785 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[11]
C000050785 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[11]
C000050785 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[11]
C000050785 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[11]
C000050785 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[11]
C000050785 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[11]
C000050785 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000050785 [Member] | BlackRock Cash Funds Institutional SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000050785 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.50%
C000050785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000050785 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000050786 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[12]
C000050786 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[12]
C000050786 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[12]
C000050786 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[12]
C000050786 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[12]
C000050786 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[12]
C000050786 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[12]
C000050786 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[12]
C000050786 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000050786 [Member] | BlackRock Cash Funds Institutional SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000050786 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.50%
C000050786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000050786 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000050787 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[13]
C000050787 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[13]
C000050787 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[13]
C000050787 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[13]
C000050787 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[13]
C000050787 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[13]
C000050787 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[13]
C000050787 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[13]
C000050787 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000050787 [Member] | BlackRock Cash Funds Institutional SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000050787 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.50%
C000050787 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000050787 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000166012 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[14]
C000166012 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[14]
C000166012 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[14]
C000166012 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[14]
C000166012 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[14]
C000166012 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[14]
C000166012 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[14]
C000166012 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[14]
C000166012 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[14]
C000166012 [Member] | BlackRock Cash Funds Institutional SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[14]
C000166012 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.50%
C000166012 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000166012 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000050788 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[15]
C000050788 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[15]
C000050788 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[15]
C000050788 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[15]
C000050788 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[15]
C000050788 [Member] | iShares Flexible Income Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[15]
C000050788 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[15]
C000050788 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[15]
C000050788 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[15]
C000050788 [Member] | BlackRock Cash Funds Institutional SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[15]
C000050788 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	76.50%
C000050788 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000050788 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000050829 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[16]
C000050829 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[16]
C000050829 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[16]
C000050829 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[16]
C000050829 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[16]
C000050829 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[16]
C000050829 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[16]
C000050829 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[16]
C000050829 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[16]
C000050829 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[16]
C000050829 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000050829 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000050829 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000050830 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[17]
C000050830 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[17]
C000050830 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[17]
C000050830 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[17]
C000050830 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[17]
C000050830 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[17]
C000050830 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[17]
C000050830 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[17]
C000050830 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[17]
C000050830 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[17]
C000050830 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000050830 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000050830 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000050831 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[18]
C000050831 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[18]
C000050831 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[18]
C000050831 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[18]
C000050831 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[18]
C000050831 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[18]
C000050831 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[18]
C000050831 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[18]
C000050831 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[18]
C000050831 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[18]
C000050831 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000050831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000050831 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000166013 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[19]
C000166013 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[19]
C000166013 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[19]
C000166013 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[19]
C000166013 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[19]
C000166013 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[19]
C000166013 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[19]
C000166013 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[19]
C000166013 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[19]
C000166013 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[19]
C000166013 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000166013 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000166013 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000050832 [Member] | iShares MSCI U S A Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[20]
C000050832 [Member] | iShares U S Equity Factor Rotation Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[20]
C000050832 [Member] | iShares Core Total USD Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[20]
C000050832 [Member] | BlackRock Total Return Fund Class K [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[20]
C000050832 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[20]
C000050832 [Member] | iShares S And P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[20]
C000050832 [Member] | iShares S And P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[20]
C000050832 [Member] | BlackRock Strategic Income Opportunities Portfolio Class K [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[20]
C000050832 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[20]
C000050832 [Member] | BlackRock U S Mortgage Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[20]
C000050832 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000050832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000050832 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.